Summary of Significant Accounting Policies - Property and equipment (Details)	Apr. 28, 2024
Minimum | Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	3 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	10 years
Minimum | Building and building improvements
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	15 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	3 years
Maximum | Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	10 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	20 years
Maximum | Building and building improvements
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	30 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Depreciable life (in years)	7 years